Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Earnings before income taxes

Earnings before income taxes consist of the following for the years ended December 31:

($ in thousands)	2012	2011	2010
Domestic	$13,708	$3,559	$(1,742)
Non-U.S.	13,234	22,778	29,768
Total	$26,942	$26,337	$28,026

Significant components of income tax provision/(benefit)

Significant components of income tax provision/(benefit) are as follows for the years ended December 31:

($ in thousands)	2012	2011	2010
Current:
Federal	$437	$247	$(367)
State	534	385	307
Non-U.S.	5,839	3,572	3,471
Total Current	6,810	4,204	3,411
Deferred:
Federal	5,163	(119)	(266)
State	346	(558)	530
Non-U.S.	(5,710)	1,843	2,313

Total Deferred	(201)	1,166	2,577
Total provision for Income Taxes	$6,609	$5,370	$5,988

Significant components of deferred tax assets and liabilities

Significant components of the CTS’ deferred tax assets and liabilities at December 31 are:

($ in thousands)	2012	2011

Postretirement benefits	$2,283	$2,093
Inventory reserves	3,919	2,446
Loss carryforwards	46,944	52,588
Credit carryforwards	14,092	13,700
Nondeductible accruals	7,900	6,787
Research expenditures	26,475	23,702
Prepaid charges	4,280	4,431
Pensions	3,512	1,558
Other	7,974	6,632

Gross deferred tax assets	117,379	113,937

Depreciation	12,313	9,948
Unrealized foreign exchange gain	1,103	1,625
Other	933	993

Gross deferred tax liabilities	14,349	12,566

Net deferred tax assets	103,030	101,371
Deferred tax asset valuation allowance	(13,087)	(14,453)

Total net deferred tax assets	$89,943	$86,918

Reconciliation of effective income taxes rate

The following table reconciles taxes at the United States statutory rate to the effective income tax rate for the years ended December 31:

	2012	2011	2010

Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.57%	(0.43)%	1.94%
Non-U.S. income taxed at rates different than the U.S. statutory rate	(2.72)%	(9.22)%	(3.60)%
Benefit of scheduled tax credits	—%	(2.05)%	(1.02)%
Foreign source income	3.02%	—%	—%
Non-U.S. adjustments to valuation allowances	(3.07)%	(0.48)%	(12.31)%
Nontaxable foreign gain	(6.15)%	—%	—%
Change in unrecognized tax benefits	(4.79)%	—%	—%
Other	0.67%	(2.43)%	1.36%
Effective income tax rate	24.53%	20.39%	21.37%

Reconciliation of unrecognized tax benefits

A reconciliation of the beginning and ending unrecognized tax benefits is provided below:

($ in thousands)	2012	2011

Balance at January 1	$5,279	$4,586
Increase related to current year tax positions	35	88
Increase related to prior year tax positions	182	838
Decrease as a result of lapse of statute of limitations	(881)	(65)
Decrease related to settlements with taxing authorities	(485)	(168)
Balance at December 31	$4,130	$5,279